Return Stacked Bonds & Futures Yield ETF
Consolidated Schedule of Investments
October 31, 2025 (Unaudited)

EXCHANGE TRADED FUNDS - 49.9%		Shares	Value
iShares Core U.S. Aggregate Bond ETF (a)(b)		481,143	$48,374,117
TOTAL EXCHANGE TRADED FUNDS (Cost $47,353,367)			48,374,117

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 36.9%
First American Government Obligations Fund - Class X, 4.03% (a)(b)(c)		35,758,737	35,758,737
TOTAL MONEY MARKET FUNDS (Cost $35,758,737)			35,758,737

TOTAL INVESTMENTS - 86.8% (Cost $83,112,104)			84,132,854
Other Assets in Excess of Liabilities - 13.2%			12,812,472
TOTAL NET ASSETS - 100.0%	0.0%	0.0%	$96,945,326
two			–%
Percentages are stated as a percent of net assets.			–%

(a)
Fair value of this security exceeds 25% of the Fund’s net assets.  Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(b)	All or a portion of security has been pledged as collateral for futures contracts. The fair value of assets committed as collateral as of October 31, 2025 is $84,071,022.
(c)	The rate shown represents the 7-day annualized yield as of October 31, 2025.

Return Stacked Bonds & Futures Yield ETF
Consolidated Schedule of Futures Contracts
October 31, 2025 (Unaudited)
The Return Stacked Bonds & Futures Yield ETF & Return Stacked RSBY Cayman Subsidiary had the following futures contracts outstanding with PhillipCapital, Inc.
Description	Contracts Purchased	Expiration Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
Australian Dollar/U.S. Dollar Cross Currency Rate	306	12/15/2025	$20,030,760	$(38,989)
British Pound/U.S. Dollar Cross Currency Rate	445	12/15/2025	36,545,625	(741,028)
Euro STOXX 50 Quanto Index	90	12/19/2025	5,888,851	(9,929)
Euro-Bund	238	12/08/2025	35,543,421	(108,744)
Long Gilt	98	12/29/2025	12,054,288	86,287
Low Sulphur Gas Oil (a)	94	12/11/2025	6,580,000	481,527
Nasdaq 100 Index	7	12/19/2025	3,640,560	3,896
Natural Gas (a)	16	11/25/2025	659,840	16,886
Nikkei 225 Index	5	12/11/2025	1,309,000	37,519
NY Harbor ULSD (a)	75	11/28/2025	7,555,590	484,750
Reformulated Gasoline Blendstock (a)	59	11/28/2025	4,710,182	31,455
U.S. Treasury 10 Year Notes	267	12/19/2025	30,083,391	(155,712)
U.S. Treasury 2 Year Notes	58	12/31/2025	12,078,047	9,736
U.S. Treasury 5 Year Notes	417	12/31/2025	45,540,961	(191,531)
U.S. Treasury Long Bonds	143	12/19/2025	16,775,688	(48,227)
				$(142,104)
				–

Description	Contracts Sold	Expiration Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
Brent Crude Oil (a)	(14)	11/28/2025	$906,780	$(3,739)
Canadian Dollar/U.S. Dollar Cross Currency Rate	(1,001)	12/16/2025	71,586,515	188,660
Copper (a)	(25)	12/29/2025	3,180,625	22,372
Euro/U.S. Dollar Cross Currency Rate	(9)	12/15/2025	1,299,600	418
FTSE 100 Index	(16)	12/19/2025	2,048,771	(38,101)
German Stock Index	(18)	12/19/2025	12,483,033	141,591
Gold (a)	(10)	12/29/2025	3,996,500	65,324
Japanese Yen/U.S. Dollar Cross Currency Rate	(4)	12/15/2025	325,825	212
S&P 500 Index	(21)	12/19/2025	7,217,700	31,866
S&P/Toronto Stock Exchange 60 Index	(44)	12/18/2025	11,189,437	18,758
Silver (a)	(5)	12/29/2025	1,204,000	7,907
WTI Crude Oil (a)	(14)	11/20/2025	853,720	(4,134)
				$431,134
Net Unrealized Appreciation (Depreciation)		$ –	$–	$289,030

(a)	Futures held in Return Stacked RSBY Cayman Subsidiary.

Summary of Fair Value Disclosure as of October 31, 2025 (Unaudited)

Return Stacked Bonds & Futures Yield ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of October 31, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Exchange Traded Funds	$48,374,117	$–	$–	$48,374,117
Money Market Funds	35,758,737	–	–	35,758,737
Total Investments	$84,132,854	$–	$–	$84,132,854

Other Financial Instruments: (a)
Futures Contracts	$1,629,164	$–	$–	$1,629,164
Total Other Financial Instruments	$1,629,164	$–	$–	$1,629,164

Liabilities:
Other Financial Instruments: (a)
Futures Contracts	$(1,340,134)	$–	$–	$(1,340,134)
Total Other Financial Instruments	$(1,340,134)	$–	$–	$(1,340,134)

(a) Other Financial Instruments are derivative instruments not reflected in the Consolidated Schedule of Investments, such as futures contracts, which are presented at the unrealized appreciation (depreciation) on the investment.

Refer to the Consolidated Schedule of Investments for further disaggregation of investment categories.